Segment Information (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024 Segments	Dec. 31, 2023 Segments	Dec. 31, 2022 Segments
Segment Information [Abstract]
Operating segments	3	3	3	3